Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	(14.10%)	(14.20%)
Impact on provision for decrease in assumption, percentage	17.30%	17.40%
Impact on provision for increase in assumption	₺ (42,566)	₺ (31,547)
Impact on provision for decrease in assumption	₺ 52,122	₺ 38,657
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	17.60%	17.90%
Impact on provision for decrease in assumption, percentage	(14.60%)	(14.70%)
Impact on provision for increase in assumption	₺ 53,117	₺ 39,767
Impact on provision for decrease in assumption	₺ (43,953)	₺ (32,658)